Credit Facilities, Long-Term Debt and Lease Liabilities - Restricted Cash and Letters of Credit (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Letter of credit
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 829	$ 865
Exercised amount	0	0
Holdbacks, Required Divestitures
Disclosure of detailed information about borrowings [line items]
Restricted cash	4
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash	17	17
TEC
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 57	$ 52